Borrowings - Summary of Credit Facility (Detail) - Borrowing [Member] $ in Thousands	6 Months Ended
Jun. 30, 2022 USD ($)
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings	$ 25,733
Issuance of JGB convertible note	8,369
Transaction costs	(1,490)
Conversion of JGB convertible note	(906)
Interest expense	3,124
Interest paid	(1,907)
Borrowings	$ 32,923